Accrued Pension And Severance Costs (Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Japanese Listed Companies [Member]	Mar. 31, 2011 Japanese Listed Companies [Member]	Mar. 31, 2012 Foreign Listed Companies [Member]	Mar. 31, 2011 Foreign Listed Companies [Member]	Mar. 31, 2012 Foreign Government Bonds [Member]	Mar. 31, 2011 Foreign Government Bonds [Member]	Mar. 31, 2012 Japanese Government Bonds [Member]	Mar. 31, 2011 Japanese Government Bonds [Member]	Mar. 31, 2012 Japanese Municipal Bonds [Member]	Mar. 31, 2011 Japanese Municipal Bonds [Member]	Mar. 31, 2012 Japanese Corporate Bonds [Member]	Mar. 31, 2011 Japanese Corporate Bonds [Member]	Mar. 31, 2012 Japanese Plans [Member]	Mar. 31, 2011 Japanese Plans [Member]	Mar. 31, 2010 Japanese Plans [Member]	Mar. 31, 2012 Japanese Plans [Member] Cash and Cash Equivalents [Member]	Mar. 31, 2011 Japanese Plans [Member] Cash and Cash Equivalents [Member]	Mar. 31, 2012 Japanese Plans [Member] Equity Securities Japanese Companies [Member]	Mar. 31, 2011 Japanese Plans [Member] Equity Securities Japanese Companies [Member]	Mar. 31, 2012 Japanese Plans [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Hedge Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Hedge Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Life Insurance Company General Accounts [Member]	Mar. 31, 2011 Japanese Plans [Member] Life Insurance Company General Accounts [Member]	Mar. 31, 2012 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member]	Mar. 31, 2011 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member]	Mar. 31, 2012 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Cash and Cash Equivalents [Member]	Mar. 31, 2011 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Cash and Cash Equivalents [Member]	Mar. 31, 2012 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Equity Securities Japanese Companies [Member]	Mar. 31, 2011 Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Equity Securities Japanese Companies [Member]	Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member]	Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member]	Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Hedge Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Hedge Funds [Member]		Mar. 31, 2012 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Life Insurance Company General Accounts [Member]	Mar. 31, 2011 Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Life Insurance Company General Accounts [Member]	Mar. 31, 2012 Japanese Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Mar. 31, 2011 Japanese Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Mar. 31, 2012 Japanese Plans [Member] Significant Unobservable Inputs (Level 3) [Member] Hedge Funds [Member]		Mar. 31, 2011 Japanese Plans [Member] Significant Unobservable Inputs (Level 3) [Member] Hedge Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member]	Mar. 31, 2012 Non-Japanese Plans [Member] Cash and Cash Equivalents [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Commodities Investment [Member]	Mar. 31, 2012 Non-Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member]	Mar. 31, 2012 Non-Japanese Plans [Member] Quoted Prices In Active Markets (Level 1) [Member] Cash and Cash Equivalents [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member]	Mar. 31, 2012 Non-Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities Pooled Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Debt Securities Pooled Funds [Member]		Mar. 31, 2012 Non-Japanese Plans [Member] Significant Other Observable Inputs (Level 2) [Member] Commodities Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets													¥ 19,995	¥ 20,282	¥ 19,427	¥ 1,110	¥ 1,929	¥ 1,509	¥ 1,436	¥ 6,319	[1]	¥ 7,756	[2]	¥ 5,375	[3]	¥ 5,044	[4]	¥ 2,415	[5]	¥ 1,736	[5]	¥ 3,267	¥ 2,381	¥ 2,619	¥ 3,365	¥ 1,110	¥ 1,929	¥ 1,509	¥ 1,436	¥ 16,239	¥ 15,484	¥ 6,319	[1]	¥ 7,756	[2]	¥ 5,375	[3]	¥ 5,044	[4]	¥ 1,278	[5]	¥ 303	[5]	¥ 3,267	¥ 2,381	¥ 1,137	¥ 1,433	¥ 1,137	[5]	¥ 1,433	[5]	¥ 4,636	¥ 1,967	[6]	¥ 1,779	[7]	¥ 571	[8]	¥ 319	¥ 1,967	¥ 1,967	[6]	¥ 2,669	¥ 1,779	[7]	¥ 571	[8]	¥ 319
Investments in equity securities, percentage	50.00%	60.00%	50.00%	40.00%
Investments in equity securities	¥ 1,070	¥ 2,249
Investments in bonds, percentage					45.00%	45.00%	40.00%	40.00%	5.00%	10.00%	10.00%	5.00%

[1]	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies' equity.
[2]	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies. This category included both long and short positions aggregating ¥2,249 million, invested in Japanese listed companies' equity.
[3]	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
[4]	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese municipal bonds, and 5% Japanese corporate bonds.
[5]	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.
[6]	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
[7]	These funds invested in listed equity securities consisting of Foreign equities.
[8]	These funds invested in International bonds.